Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet
The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2022.

	As of December 31,
	2021	2022
	RMB	RMB	US$ Note2(f)
Assets
Cash and cash equivalents	38,231	21,990	3,188
Short-term investments	—	48,752	7,068
Prepaid expenses and other assets	2,795	13,582	1,969
Amounts due from Group companies	694,123	641,549	93,016
Investment in subsidiaries 1	10,574,557	13,049,302	1,891,971

Total assets	11,309,706	13,775,175	1,997,212

Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	5,647	3,291	476
Contract liability	1,610	—	—
Amounts due to Group compa n ies	647,199	1,400,183	203,007

Total liabilities	654,456	1,403,474	203,483

Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2021 and 2022; 970,871,169 and 980,871,169 issued as of December 31, 2021 and 2022; 854,591,404 and 843,996,769 outstanding as of December 31, 2021 and 2022)	64	64	9
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2021 and 2022; 579,200,000 and 569,200,000 issued and outstanding as of December 31, 2021 and 2022)	39	39	6
Additional paid-in capital	5,694,733	5,692,703	825,364
Treasury stock (116,279,765 and 136,874,400 shares as of December 31, 2021 and 2022)	(324,171)	(568,595)	(82,439)
Statutory reserves	610,403	698,401	101,259
Accumulated other comprehensive inc ome	(16,769)	52,237	7,575
Retained earnings	4,690,951	6,496,852	941,955

Total shareholders’ equity	10,655,250	12,371,701	1,793,729

Total liabilities and shareholders’ equity	11,309,706	13,775,175	1,997,212

1	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).

Schedule of Comprehensive Income
Statements of comprehensive income

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses
General and administrative expenses	(20,720)	(18,617)	(20,027)	(2,904)

Profits from operations
Other income, net	2,158	1,502	(1,100)	(159)
Income from subsidiaries 1	1,991,262	2,526,062	2,287,509	331,658

Net profit	1,972,700	2,508,947	2,266,382	328,595

Net profit attributable to ordinary shareholders	1,972,700	2,508,947	2,266,382	328,595

1	Income from subsidiaries includes income from the consolidated VIEs and their subsidiaries (including the consolidated trusts).

Schedule of Cash Flow Statement
Statements of cash flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
Net cash used in operating activities for Third-party	(6,282)	(45,587)	(36,357)	(5,271)

Net cash used in operating activities	(6,282)	(45,587)	(36,357)	(5,271)

Collection of loans from Group companies	557,936	846,737	455,144	65,990
Cash paid as loans extended to Group companies	—	(238,254)	(402,570)	(58,367)
Other investing activities	—	—	(48,275)	(6,999)

Net cash provided by investing activities	557,936	608,483	4,299	624

Repayment of loans to Group companies	—	(839,719)	(487,333)	(70,657)
Cash received as loans from Group companies	—	603,955	1,240,317	179,829
Other financing activities	(636,936)	(310,221)	(702,674)	(101,878)

Net cash provided by (used in) financing activities	(636,936)	(545,985)	50,310	7,294